Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss	$ (7,962,000)	$ (8,488,193)	$ (15,653,041)	$ (48,210,544)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	65,460	41,237	102,976	273,870
Amortization	98,150	229,395	458,790	318,395
Impairment of intangibles				94,133
Impairment of goodwill				300,437
Share-based compensation	3,578,045	14,235,196	16,306,738	482,313
Accretion of capitalized finance costs	1,439,244	949,937	967,338	1,149,773
Accretion of debt discounts	59,087	937,795	1,926,550	6,186,111
Accretion of royalty liability				617,690
Derivative loss	1,086,891	234,408	(1,058,012)	28,783,951
Change in fair market value adjustment of convertible debentures (charged to interest expense)				2,955,701
Gain on the sale of assets, discontinued operations	(3,998,105)
Gain on settlement		(827,196)	(827,196)	(342,001)
Proceeds from settlement				2,500,000
Issuance of common stock shares for interest expense	188,074	360,481	434,415
Issuance of common stock warrants for finance costs		1,247,582	1,247,582
Issuance of common stock shares for services		40,500	40,500
Increase (decrease) in cash resulting from changes in:
Accounts receivable	872,676	570,655	(35,144)	125,193
Inventories	88,579	(15,295)	(114,912)	92,200
Unbilled receivables	(261,525)	(125,341)	105,616	1,352,566
Prepaid expenses and other current assets	(86,219)	(19,770)	6,874	140,843
Other assets	33,807	(524,811)	(483,541)	74,857
Assets from discontinued operations	436,956	(285,365)	(178,213)
Accounts payable	383,298	556,480	480,176	(741,308)
Accrued expenses	1,176,732	929,193	3,157,337	5,960,395
Unearned revenues	383,733			(691,859)
Customer deposits	(85,394)	(20,673)	(8,619)	(73,944)
Accrued income taxes	609,937
Other liabilities	60,712
Liabilities from discontinued operations	(350,879)	(34,776)	65,782
Net cash flows from operating activities before reorganization items	(2,182,741)	9,991,439	6,941,996	1,348,772
Reorganization items:
Gain on reorganization plan	(608,166)	(12,146,442)	(12,732,454)	(59,188)
Decrease in accrued professional fees		(325,333)	(325,333)	352,000
Change in provision for indemnity agreements				(2,061,818)
Total reorganization items	(608,166)	(12,471,775)	(13,057,787)	(1,769,006)
Net cash flows from operating activities	(2,790,907)	(2,480,336)	(6,115,791)	(420,234)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(122,355)	(149,802)	(789,065)	(72,133)
Proceeds from the sale of assets	5,500,000
Net cash flows from investing activities	5,377,645	(149,802)	(789,065)	(72,133)
Cash flows from financing activities:
Proceeds from notes payable, related party	2,000,000	250,000	2,250,000	640,000
Proceeds from long-term convertible notes		7,000,000	7,353,000
Proceeds from private placement of common stock	400,000
Proceeds (payments) made to related party			(30,459)	125,469
Proceeds from the exercise of stock options	600	6,000	6,000
Proceeds from the exercise of stock warrants	144,583
Payments on notes payable and long-term debt	(3,669,953)	(1,460,675)
Payment of deferred financing costs		(1,177,634)	(1,059,587)	(40,000)
Payment of long-term debt			(1,718,596)
Payments made to related party, net	(1,361)	(16,740)	(33,414)
Net cash flows from financing activities	(1,126,131)	4,600,951	6,766,944	725,469
Net change in cash and cash equivalents	1,460,607	1,970,813	(137,912)	233,102
Cash and cash equivalents at beginning of period	420,540	558,452	558,452	325,350
Cash and cash equivalents at end of period	1,881,147	2,529,265	420,540	558,452
Supplemental cash flow information:
Cash paid for interest	120,129		209,000	203,000
Supplemental disclosure of non-cash financing activity:
Cumulative effect of change in accounting principle				2,906,785
Reclassification of derivative to equity	588,235	35,204,931	35,457,696
Accentia shares issued on the Effective Date upon the conversion of debt		6,631,156	13,709,018
Accentia shares issued upon the conversion of promissory notes			2,655,145
Accentia shares issued for services		40,500
Accentia shares issued upon the conversion of promissory notes	3,978,569	464,201	2,612,766
Accentia shares issued in resolution of disputed claims			420,641
Accentia shares issued for interest to related party			18,333
Accentia owned Biovest shares tendered in payment of Accentia debt	988,433	849,933
Accentia owned Biovest shares tendered in payment of Accentia debt			932,941
Biovest shares issued on effective date upon the conversion of debt		13,709,018	6,631,156
Reclassification of Biovest beneficial conversion feature to equity		2,138,789	598,069
Reclassification of beneficial conversion feature, Biovest			2,138,789
Accentia shares issued upon the settlement of Biovest reorganization claims	152,920			400,000
Biovest warrants issued			1,247,582
Accentia warrants issued			696,049
Biovest shares issued pursuant to reorganization plan	74,938		459,169
Biovest shares issued upon the conversion of Biovest debt	$ 584,789	$ 566,835	$ 1,383,724